Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000227168 [Member] | U S Treasury Note 4 000 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227168 [Member] | U S Treasury Note 4 375 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227168 [Member] | U S Treasury Note 4 125 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227168 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227168 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227168 [Member] | Fannie Mae Pool 1 000 12 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | U S Treasury Note 3 500 9 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Federal Home Loan Mortgage Corp Series K754 Class A2 4 940 11 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000227168 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227168 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227168 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000227168 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227168 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000227168 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227168 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000227168 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000207154 [Member] | U S Treasury Note 4 000 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207154 [Member] | U S Treasury Note 4 375 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207154 [Member] | U S Treasury Note 4 125 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207154 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000207154 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207154 [Member] | Fannie Mae Pool 1 000 12 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | U S Treasury Note 3 500 9 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Federal Home Loan Mortgage Corp Series K754 Class A2 4 940 11 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000207154 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000207154 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000207154 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207154 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207154 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000207154 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000207154 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000207154 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000207154 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000207154 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025975 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025975 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025975 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025975 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025975 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025975 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025975 [Member] | FPS Holdco LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025975 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025975 [Member] | U S Treasury Note 5 000 8 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025975 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025975 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025975 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000025975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025975 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025975 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025975 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025975 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025975 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249813 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249813 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249813 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249813 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249813 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249813 [Member] | FPS Holdco LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249813 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249813 [Member] | U S Treasury Note 5 000 8 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249813 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249813 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000249813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000249813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000249813 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249813 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249813 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249813 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249813 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221940 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221940 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221940 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221940 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221940 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221940 [Member] | FPS Holdco LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221940 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221940 [Member] | U S Treasury Note 5 000 8 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221940 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000221940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000221940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000221940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000221940 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221940 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221940 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221940 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221940 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%